Consolidated Statements of Shareholders' Equity (Deficiency) - USD ($)	Capital Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Deficit [Member]	Total
Beginning balance, shares at Nov. 30, 2017	3,470,451
Beginning balance at Nov. 30, 2017	$ 35,290,034	$ 36,685,387	$ 284,421	$ (71,873,459)	$ 386,383
DSU's to non-management board members (Note 8)		7,565			7,565
Stock options to employees (Note 7)		94,806			94,806
Proceeds from exercise of 2018 Pre-funded Warrants (Note 9), shares	883,333
Proceeds from exercise of 2018 Pre-funded Warrants (Note 9)	$ 4,184,520	1,115,480			5,300,000
Cost of warrants issued to placement agent (Note 9)	(141,284)	141,284
Share issuance cost (Note 6)	$ (635,370)	(174,974)			(810,344)
Net loss				(6,008,864)	(6,008,864)
Ending balance, shares at May. 31, 2018	4,353,784
Ending balance at May. 31, 2018	$ 38,697,900	37,869,548	284,421	(77,882,323)	(1,030,454)
Beginning balance, shares at Nov. 30, 2018	18,252,243
Beginning balance at Nov. 30, 2018	$ 44,327,952	45,110,873	284,421	(85,620,939)	4,102,307
Stock options to employees (Note 7)		162,289			162,289
Proceeds from exercise of 2018 Pre-funded Warrants (Note 9), shares	3,823,334
Proceeds from exercise of 2018 Pre-funded Warrants (Note 9)	$ 1,007,658	(979,705)			27,953
Net loss				(5,297,247)	(5,297,247)
Ending balance, shares at May. 31, 2019	22,075,577
Ending balance at May. 31, 2019	$ 45,335,610	$ 44,293,457	$ 284,421	$ (90,918,186)	$ (1,004,698)